Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - 10K - USD ($) $ in Thousands	Total	Series F Preferred Stock	Series G Preferred Stock	Series H Preferred Stock	Common	Additional Paid-In Capital	Accumulated Deficit
Beginning balance (in shares) at Apr. 26, 2020	9,310,612
Beginning balance at Apr. 26, 2020	$ 42,018
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)		25,000	250,000
Issuance of shares		$ 200	$ 2,500
Ending balance (in shares) at Apr. 25, 2021	9,585,612
Ending balance at Apr. 25, 2021	$ 44,718
Shares, beginning balance (in shares) at Apr. 26, 2020					6,055,400
Beginning balance at Apr. 26, 2020	(70,422)				$ 61	$ 870	$ (71,353)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	$ (29,998)						(29,998)
Exercise of stock options (in shares)	77,000,000				49,063
Exercise of stock options	$ 80					80
Stock based compensation	365					365
Shares, ending balance (in shares) at Apr. 25, 2021					6,104,463
Ending balance at Apr. 25, 2021	$ (99,975)				$ 61	1,315	(101,351)
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)				500,000
Issuance of shares				$ 7,500
Ending balance (in shares) at Apr. 24, 2022	10,085,612
Ending balance at Apr. 24, 2022	$ 52,218
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(9,917)						(9,917)
Proceeds from exercise of warrants (in shares)					55,791
Proceeds from exercise of warrants	$ 56				$ 1	55
Exercise of stock options (in shares)	10,000,000				7,000
Exercise of stock options	$ 0					0
Stock based compensation	$ 280					280
Shares, ending balance (in shares) at Apr. 24, 2022	6,167,254				6,167,254
Ending balance at Apr. 24, 2022	$ (109,556)				$ 62	1,650	(111,268)
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)			105,000	13,333
Issuance of shares			$ 1,050	$ 200
Ending balance (in shares) at Jul. 17, 2022	10,203,945
Ending balance at Jul. 17, 2022	$ 53,468
Increase (Decrease) in Stockholders' Equity
Net (loss) income	5,035						5,035
Exercise of stock options (in shares)					1,000
Exercise of stock options	6					6
Stock based compensation	52					52
Shares, ending balance (in shares) at Jul. 17, 2022					6,168,254
Ending balance at Jul. 17, 2022	$ (104,463)				$ 62	1,708	(106,233)
Beginning balance (in shares) at Apr. 24, 2022	10,085,612
Beginning balance at Apr. 24, 2022	$ 52,218
Ending balance (in shares) at Oct. 09, 2022	10,203,945
Ending balance at Oct. 09, 2022	$ 53,468
Shares, beginning balance (in shares) at Apr. 24, 2022	6,167,254				6,167,254
Beginning balance at Apr. 24, 2022	$ (109,556)				$ 62	1,650	(111,268)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	1,645
Shares, ending balance (in shares) at Oct. 09, 2022					6,168,254
Ending balance at Oct. 09, 2022	$ (107,785)				$ 62	1,777	(109,623)
Beginning balance (in shares) at Apr. 24, 2022	10,085,612
Beginning balance at Apr. 24, 2022	$ 52,218
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)			105,000	13,333
Issuance of shares			$ 1,050	$ 200
Ending balance (in shares) at Apr. 30, 2023	10,203,945	3,411,292	355,000	513,333
Ending balance at Apr. 30, 2023	$ 53,468	$ 27,290	$ 3,550	$ 7,700
Shares, beginning balance (in shares) at Apr. 24, 2022	6,167,254				6,167,254
Beginning balance at Apr. 24, 2022	$ (109,556)				$ 62	1,650	(111,268)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(7,525)						(7,525)
Issuance of warrants	$ 1,722					1,722
Exercise of stock options (in shares)	11,708,000				11,708
Exercise of stock options	$ 66					66
Stock based compensation	$ 295					295
Shares, ending balance (in shares) at Apr. 30, 2023	6,178,962				6,178,962
Ending balance at Apr. 30, 2023	$ (114,998)				$ 62	3,733	(118,793)
Beginning balance (in shares) at Jul. 17, 2022	10,203,945
Beginning balance at Jul. 17, 2022	$ 53,468
Ending balance (in shares) at Oct. 09, 2022	10,203,945
Ending balance at Oct. 09, 2022	$ 53,468
Shares, beginning balance (in shares) at Jul. 17, 2022					6,168,254
Beginning balance at Jul. 17, 2022	(104,463)				$ 62	1,708	(106,233)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(3,390)						(3,390)
Issuance of warrants	10					10
Stock based compensation	59					59
Shares, ending balance (in shares) at Oct. 09, 2022					6,168,254
Ending balance at Oct. 09, 2022	$ (107,785)				$ 62	1,777	(109,623)
Beginning balance (in shares) at Apr. 30, 2023	10,203,945	3,411,292	355,000	513,333
Beginning balance at Apr. 30, 2023	$ 53,468	$ 27,290	$ 3,550	$ 7,700
Ending balance (in shares) at Jul. 23, 2023	10,999,393
Ending balance at Jul. 23, 2023	$ 73,488
Shares, beginning balance (in shares) at Apr. 30, 2023	6,178,962				6,178,962
Beginning balance at Apr. 30, 2023	$ (114,998)				$ 62	3,733	(118,793)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(3,046)						(3,046)
Stock based compensation	141					141
Shares, ending balance (in shares) at Jul. 23, 2023					6,178,962
Ending balance at Jul. 23, 2023	$ (119,460)				$ 62	2,317	(121,839)
Beginning balance (in shares) at Apr. 30, 2023	10,203,945	3,411,292	355,000	513,333
Beginning balance at Apr. 30, 2023	$ 53,468	$ 27,290	$ 3,550	$ 7,700
Ending balance (in shares) at Oct. 15, 2023	11,054,593	3,411,292	355,000	513,333
Ending balance at Oct. 15, 2023	$ 75,262	$ 27,290	$ 3,550	$ 7,700
Shares, beginning balance (in shares) at Apr. 30, 2023	6,178,962				6,178,962
Beginning balance at Apr. 30, 2023	$ (114,998)				$ 62	3,733	(118,793)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	$ (10,329)
Exercise of stock options (in shares)	0
Shares, ending balance (in shares) at Oct. 15, 2023	6,178,962				6,178,962
Ending balance at Oct. 15, 2023	$ (128,578)				$ 62	482	(129,122)
Beginning balance (in shares) at Jul. 23, 2023	10,999,393
Beginning balance at Jul. 23, 2023	$ 73,488
Ending balance (in shares) at Oct. 15, 2023	11,054,593	3,411,292	355,000	513,333
Ending balance at Oct. 15, 2023	$ 75,262	$ 27,290	$ 3,550	$ 7,700
Shares, beginning balance (in shares) at Jul. 23, 2023					6,178,962
Beginning balance at Jul. 23, 2023	(119,460)				$ 62	2,317	(121,839)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(7,283)						(7,283)
Issuance of warrants	173					173
Stock based compensation	$ 220					220
Shares, ending balance (in shares) at Oct. 15, 2023	6,178,962				6,178,962
Ending balance at Oct. 15, 2023	$ (128,578)				$ 62	$ 482	$ (129,122)